Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	BofA Funds Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001477434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
BofA Cash Reserves (First Prospectus Summary) | BofA Cash Reserves | Marsico Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMOXX
BofA California Tax-Exempt Reserves (First Prospectus Summary) | BofA California Tax-Exempt Reserves | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NARXX
BofA Cash Reserves (Second Prospectus Summary) | BofA Cash Reserves | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCRXX
BofA Government Plus Reserves (First Prospectus Summary) | BofA Government Plus Reserves | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGCXX
BofA Government Reserves (First Prospectus Summary) | BofA Government Reserves | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGRXX
BofA Money Market Reserves (First Prospectus Summary) | BofA Money Market Reserves | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRAXX
BofA Municipal Reserves (First Prospectus Summary) | BofA Municipal Reserves | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMRXX
BofA Tax-Exempt Reserves (First Prospectus Summary) | BofA Tax-Exempt Reserves | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTAXX
BofA Treasury Reserves (First Prospectus Summary) | BofA Treasury Reserves | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTRXX
BofA California Tax-Exempt Reserves (Second Prospectus Summary) | BofA California Tax-Exempt Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCAXX
BofA Cash Reserves (Third Prospectus Summary) | BofA Cash Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPMXX
BofA Connecticut Municipal Reserves (First Prospectus Summary) | BofA Connecticut Municipal Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOCXX
BofA Government Plus Reserves (Second Prospectus Summary) | BofA Government Plus Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGXX
BofA Government Reserves (Second Prospectus Summary) | BofA Government Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGCXX
BofA Massachusetts Municipal Reserves (First Prospectus Summary) | BofA Massachusetts Municipal Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOMXX
BofA Money Market Reserves (Second Prospectus Summary) | BofA Money Market Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMCXX
BofA Municipal Reserves (Second Prospectus Summary) | BofA Municipal Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAFXX
BofA New York Tax-Exempt Reserves (First Prospectus Summary) | BofA New York Tax-Exempt Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NNYXX
BofA Tax-Exempt Reserves (Second Prospectus Summary) | BofA Tax-Exempt Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRCXX
BofA Treasury Reserves (Second Prospectus Summary) | BofA Treasury Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPLXX
BofA California Tax-Exempt Reserves (Third Prospectus Summary) | BofA California Tax-Exempt Reserves | Daily Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NADXX
BofA Cash Reserves (Fourth Prospectus Summary) | BofA Cash Reserves | Daily Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NSHXX
BofA Government Plus Reserves (Third Prospectus Summary) | BofA Government Plus Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGXX
BofA Government Plus Reserves (Third Prospectus Summary) | BofA Government Plus Reserves | Daily Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOTXX
BofA Government Reserves (Third Prospectus Summary) | BofA Government Reserves | Daily Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRDXX
BofA Municipal Reserves (Third Prospectus Summary) | BofA Municipal Reserves | Daily Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMDXX
BofA Tax-Exempt Reserves (Third Prospectus Summary) | BofA Tax-Exempt Reserves | Daily Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEDXX
BofA Treasury Reserves (Third Prospectus Summary) | BofA Treasury Reserves | Daily Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDLXX
BofA California Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA California Tax-Exempt Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCTXX
BofA Cash Reserves (Fifth Prospectus Summary) | BofA Cash Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCIXX
BofA Government Plus Reserves (Fourth Prospectus Summary) | BofA Government Plus Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVIXX
BofA Government Reserves (Fourth Prospectus Summary) | BofA Government Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NVIXX
BofA Money Market Reserves (Third Prospectus Summary) | BofA Money Market Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRIXX
BofA Municipal Reserves (Fourth Prospectus Summary) | BofA Municipal Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMIXX
BofA New York Tax-Exempt Reserves (Second Prospectus Summary) | BofA New York Tax-Exempt Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYIXX
BofA Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA Tax-Exempt Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEIXX
BofA Treasury Reserves (Fourth Prospectus Summary) | BofA Treasury Reserves | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTIXX
BofA Cash Reserves (Sixth Prospectus Summary) | BofA Cash Reserves | Institutional Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOIXX
BofA Government Plus Reserves (Fifth Prospectus Summary) | BofA Government Plus Reserves | Institutional Capital
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVTXX
BofA Government Reserves (Fifth Prospectus Summary) | BofA Government Reserves | Institutional Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGGXX
BofA Money Market Reserves (Fourth Prospectus Summary) | BofA Money Market Reserves | Institutional Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVGXX
BofA Municipal Reserves (Fifth Prospectus Summary) | BofA Municipal Reserves | Institutional Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BORXX
BofA Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA Tax-Exempt Reserves | Institutional Capital Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CXGXX
BofA Treasury Reserves (Fifth Prospectus Summary) | BofA Treasury Reserves | Daily Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDLXX
BofA Treasury Reserves (Fifth Prospectus Summary) | BofA Treasury Reserves | Institutional Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOUXX
BofA California Tax-Exempt Reserves (Fifth Prospectus Summary) | BofA California Tax-Exempt Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFTXX
BofA Cash Reserves (7Prospectus Summary) | BofA Cash Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMXX
BofA Connecticut Municipal Reserves (Second Prospectus Summary) | BofA Connecticut Municipal Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BONXX
BofA Government Plus Reserves (Sixth Prospectus Summary) | BofA Government Plus Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGXX
BofA Government Plus Reserves (Sixth Prospectus Summary) | BofA Government Plus Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOPXX
BofA Government Reserves (Sixth Prospectus Summary) | BofA Government Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGHXX
BofA Massachusetts Municipal Reserves (Second Prospectus Summary) | BofA Massachusetts Municipal Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOMXX
BofA Massachusetts Municipal Reserves (Second Prospectus Summary) | BofA Massachusetts Municipal Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOSXX
BofA Municipal Reserves (Sixth Prospectus Summary) | BofA Municipal Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPXX
BofA New York Tax-Exempt Reserves (Third Prospectus Summary) | BofA New York Tax-Exempt Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOYXX
BofA Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA Tax-Exempt Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NECXX
BofA Treasury Reserves (Sixth Prospectus Summary) | BofA Treasury Reserves | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHGXX
BofA Cash Reserves (8Prospectus Summary) | BofA Cash Reserves | Investor II Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPRXX
BofA Government Plus Reserves (7Prospectus Summary) | BofA Government Plus Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGXX
BofA Government Plus Reserves (7Prospectus Summary) | BofA Government Plus Reserves | Investor II Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOGXX
BofA Government Reserves (7Prospectus Summary) | BofA Government Reserves | Investor II Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGAXX
BofA Treasury Reserves (7Prospectus Summary) | BofA Treasury Reserves | Investor II Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTSXX
BofA California Tax-Exempt Reserves (Sixth Prospectus Summary) | BofA California Tax-Exempt Reserves | Liquidity Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCLXX
BofA Cash Reserves (9Prospectus Summary) | BofA Cash Reserves | Liquidity Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCLXX
BofA Government Plus Reserves (8Prospectus Summary) | BofA Government Plus Reserves | Liquidity Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLQXX
BofA Government Reserves (8Prospectus Summary) | BofA Government Reserves | Liquidity Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGLXX
BofA Money Market Reserves (Fifth Prospectus Summary) | BofA Money Market Reserves | Liquidity Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRLXX
BofA Municipal Reserves (7Prospectus Summary) | BofA Municipal Reserves | Liquidity Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMLXX
BofA Tax-Exempt Reserves (7Prospectus Summary) | BofA Tax-Exempt Reserves | Liquidity Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NELXX
BofA Treasury Reserves (8Prospectus Summary) | BofA Treasury Reserves | Liquidity Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTLXX
BofA California Tax-Exempt Reserves (7Prospectus Summary) | BofA California Tax-Exempt Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NATXX
BofA Cash Reserves (10Prospectus Summary) | BofA Cash Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRSXX
BofA Connecticut Municipal Reserves (Third Prospectus Summary) | BofA Connecticut Municipal Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCRXX
BofA Government Plus Reserves (9Prospectus Summary) | BofA Government Plus Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGPXX
BofA Government Reserves (9Prospectus Summary) | BofA Government Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGOXX
BofA Massachusetts Municipal Reserves (Third Prospectus Summary) | BofA Massachusetts Municipal Reserves | Capital Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOMXX
BofA Massachusetts Municipal Reserves (Third Prospectus Summary) | BofA Massachusetts Municipal Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMMXX
BofA Money Market Reserves (Sixth Prospectus Summary) | BofA Money Market Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NRTXX
BofA Municipal Reserves (8Prospectus Summary) | BofA Municipal Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NMSXX
BofA New York Tax-Exempt Reserves (Fourth Prospectus Summary) | BofA New York Tax-Exempt Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NYRXX
BofA Tax-Exempt Reserves (8Prospectus Summary) | BofA Tax-Exempt Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTXXX
BofA Treasury Reserves (9Prospectus Summary) | BofA Treasury Reserves | Trust Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NTTXX